Summary of accounting policies	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Summary of accounting policies
1. Summary of accounting policies:
Restatement of historical annual consolidated financial statements
Nature of errors
During the quarter ended March 31, 2024, the Company identified classification and presentation errors within the consolidated statements of cash flows as reported in historical annual financial statements. These classification errors related to the incorrect classification of cash flows arising from certain non-trading loans, other financial and non-financial transactions within operating rather than investing or financing activities. These presentation errors related to the presentation of certain cash flows from non-trading debt securities, short-term borrowings and other financial and non-financial transactions on a net rather than gross basis. None of these errors impact the consolidated balance sheets, consolidated statements of income or consolidated statements of comprehensive income and therefore do not impact previously reported earnings per share amounts.
The Company has concluded that certain of these errors are material and therefore the Company has restated comparative amounts included in the consolidated statements of cash flows during the years ended March 31, 2021, March 31, 2022, and March 31, 2023 to correct the identified classification and presentation errors.
The following tables present the impact of correction of each of these errors on prior amounts as previously reported in specific line items in the consolidated statement of cash flows and the restated amounts for the years ended March 31, 2021, March 31, 2022, and March 31, 2023.

Year ended March 31, 2023 Millions of yen
As Previously Reported			As Restated
Line item	Amount	Adjustment	Line item	Amount
[Line item not previously reported]	—	(4,047)	Provision for credit losses	(4,047)
Time deposits	(70,532)	70,532	[Line item removed ]	—
Trading assets and private equity and debt investments	(1,576,531)	(46,506)	Trading assets and private equity and debt investments	(1,623,037)
Other secured borrowings	(62,416)	62,416	[Line item removed]	—
Loans and receivables, net of allowance for credit losses	178,254	294,557	Margin loans and receivables	472,811
Other, net	(278,296)	(97,022)	Other, net	(375,318)

Net cash provided by (used in) operating activities	(974,750)	279,930	Net cash provided by (used in) operating activities	(694,820)

[Line item not previously reported]	—	(344,117)	Payments for placements of time deposits	(344,117)
[Line item not previously reported]	—	284,705	Proceeds from redemption or maturity of time deposits	284,705
Payments for purchases of investments in equity securities	(100)	100	[Line item removed]	—
Proceeds from sales of investments in equity securities	35,499	(35,499)	[Line item removed]	—
[Line item not previously reported]	—	(4,471)	Payments for purchases of equity investments	(4,471)
[Line item not previously reported]	—	52,299	Proceeds from sales of equity investments	52,299
Increase in loans receivable at banks, net	(84,570)	208	Net cash outflows from loans receivable at banks	(84,362)
[Line item not previously reported]	—	(4,702,061)	Payments for purchases or origination of other non-trading loans	(4,702,061)
[Line item not previously reported]	—	4,486,651	Proceeds from sales or repayments of other non-trading loans	4,486,651

Year ended March 31, 2023 Millions of yen
As Previously Reported			As Restated
Line item	Amount	Adjustment	Line item	Amount
[Line item not previously reported]	—	(62)	Net cash outflows from interbank money market loans	(62)
Decrease (increase) in non-trading debt securities, net	159,558	—	Payments for purchases of non-trading debt securities	(45,910)
			Proceeds from sales or maturity of non-trading debt securities	205,468
Business combinations or disposals, net	16,950	—	Acquisitions, net of cash acquired	—
			Divestures, net of cash disposed of	16,950
Decrease (increase) in investments in affiliated companies, net	18,180	—	Payments for purchases of investments in affiliated companies	(25,119)
			Proceeds from sales of investments in affiliated companies	43,299
Other, net	945	(9,923)	Other, net	(8,978)

Net cash provided by (used in) investing activities	38,945	(272,170)	Net cash provided by (used in) investing activities	(233,225)

Increase in long-term borrowings	2,337,586	(129,164)	Proceeds from issuances of long-term borrowings	2,208,422
Decrease in long-term borrowings	(1,230,365)	115,194	Payments for repurchases or maturity of long-term borrowings	(1,115,171)
Decrease in short-term borrowings, net	(81,925)	81,925	[Line item removed]	—
[Line item not previously reported]	—	2,630,083	Proceeds from issuances of short-term borrowings	2,630,083
[Line item not previously reported]	—	(2,694,588)	Payments for repurchases or maturity of short-term borrowings	(2,694,588)
[Line item not previously reported]	—	48,197	Net cash inflows (outflows) from interbank money market borrowings	48,197
[Line item not previously reported]	—	(52,915)	Net cash inflows (outflows) from other secured borrowings	(52,915)
Increase in deposits received at banks, net	326,299	2,568	Net cash inflows from deposits received at banks	328,867
[Line item not previously reported]	—	(9,060)	Payments for withholding taxes on stock-based compensation	(9,060)

Net cash provided by (used in) financing activities	1,291,697	(7,760)	Net cash provided by (used in) financing activities	1,283,937

Year ended March 31, 2022 Millions of yen
As Previously Reported			As Restated
Line item	Amount	Adjustment	Line item	Amount
[Line item not previously reported]	—	8,749	Provision for credit losses	8,749
Time deposits	(23,064)	23,064	[Line item removed]	—
Trading assets and private equity and debt investments	1,254,261	(24,704)	Trading assets and private equity and debt investments	1,229,557
Other secured borrowings	2,120	(2,120)	[Line item removed]	—
Loans and receivables, net of allowance for credit losses	(412,429)	523,897	Margin loans and receivables	111,468
Other, net	(102,119)	(23,008)	Other, net	(125,127)

Net cash provided by (used in) operating activities	(1,368,710)	505,878	Net cash provided by (used in) operating activities	(862,832)

[Line item not previously reported]	—	(227,644)	Payments for placements of time deposits	(227,644)
[Line item not previously reported]	—	199,475	Proceeds from redemption or maturity of time deposits	199,475
Payments for purchases of investments in equity securities	(300)	300	[Line item removed ]	—
Proceeds from sales of investments in equity securities	2,502	(2,502)	[Line item removed]	—
[Line item not previously reported]	—	(3,142)	Payments for purchases of equity investments	(3,142)
[Line item not previously reported]	—	41,089	Proceeds from sales of equity investments	41,089
Increase in loans receivable at banks, net	(112,782)	1,971	Net cash outflows from loans receivable at banks	(110,811)
[Line item not previously reported]	—	(5,695,122)	Payments for purchases or origination of other non-trading loans	(5,695,122)
[Line item not previously reported]	—	5,172,221	Proceeds from sales or repayments of other non-trading loans	5,172,221
[Line item not previously reported]	—	(808)	Net cash outflows from interbank money market loans	(808)
Decrease (increase) in non-trading debt securities, net	(51,065)	—	Payments for purchases of non-trading debt securiti es	(106,390)
			Proceeds from sales or maturity of non-trading debt securities	55,325
Decrease (increase) in investments in affiliated companies, net	103,437	—	Payments for purchases of investments in affiliated companies	(5,674)
			Proceeds from sales of investments in affiliated companies	109,111
Other, net	29,253	(33,719)	Other, net	(4,466)

Net cash provided by (used in) investing activities	(45,301)	(547,881)	Net cash provided by (used in) investing activities	(593,182)

Increase in long-term borrowings	3,895,059	(446)	Proceeds from issuances of long-term borrowings	3,894,613
Decrease in long-term borrowings	(2,670,106)	13,873	Payments for repurchases or maturity of long-term borrowings	(2,656,233)
Decrease in short-term borrowings, net	(475,509)	475,509	[Line item removed]	—
[Line item not previously reported]	—	1,743,817	Proceeds from issuances of short-term borrowings	1,743,817
[Line item not previously reported]	—	(2,164,098)	Payments for repurchases or maturity of short-term borrowings	(2,164,098)
[Line item not previously reported]	—	12,925	Net cash inflows (outflows) from interbank money market borrowings	12,925

Year ended March 31, 2022 Millions of yen
As Previously Reported			As Restated
Line item	Amount	Adjustment	Line item	Amount
[Line item not previously reported]	—	30,753	Net cash inflows (outflows) from other secured borrowings	30,753
Increase in deposits received at banks, net	448,099	(75,524)	Net cash inflows from deposits received at banks	372,575
[Line item not previously reported]	—	(10,816)	Payments for withholding taxes on stock-based compensation	(10,816)
Contributions from noncontrolling interests	—	42,881	Contributions from noncontrolling interests	42,881
Distributions to noncontrolling interests	(16,475)	(26,871)	Distributions to noncontrolling interests	(43,346)

Net cash provided by (used in) financing activities	1,070,715	42,003	Net cash provided by (used in) financing activities	1,112,718

Year ended March 31, 2021 Millions of yen
As Previously Reported			As Restated
Line item	Amount	Adjustment	Line item	Amount
[Line item not previously reported]	—	38,303	Provision for credit losses	38,303
Time deposits	43,560	(43,560)	[Line item removed]	—
Trading assets and private equity and debt investments	1,468,357	(26,818)	Trading assets and private equity and debt investments	1,441,539
Other secured borrowings	(326,450)	326,450	[Line item removed]	—
Loans and receivables, net of allowance for credit losses	1,145,429	(209,083)	Margin loans and receivables	936,346
Other, net	20,089	(83,452)	Other, net	(63,363)

Net cash provided by (used in) operating activities	665,770	1,840	Net cash provided by (used in) operating activities	667,610

[Line item not previously reported]	—	(239,980)	Payments for placements of time deposits	(239,980)
[Line item not previously reported]	—	283,650	Proceeds from redemption or maturity of time deposits	283,650
Proceeds from sales of investments in equity securities	6,502	(6,502)	[Line item removed]	—
[Line item not previously reported]	—	(20,115)	Payments for purchases of equity investments	(20,115)
[Line item not previously reported]	—	20,258	Proceeds from sales of equity investments	20,258
Increase in loans receivable at banks, net	(83,412)	290	Net cash outflows from loans receivable at banks	(83,122)
[Line item not previously reported]	—	(3,362,619)	Payments for purchases or origination of other non-trading loans	(3,362,619)
[Line item not previously reported]	—	3,713,333	Proceeds from sales or repayments of other non-trading loans	3,713,333
[Line item not previously reported]	—	(355)	Net cash outflows from interbank money market loans	(355)
Decrease (increase) in non-trading debt securities, net	38,409	—	Payments for purchases of non-trading debt securities	(124,614)
			Proceeds from sales or maturity of non-trading debt securities	163,023
Business combinations or disposals, net	(11,152)	—	Acquisitions, net of cash acquired	(11,152)
			Divestures, net of cash disposed of	—

Year ended March 31, 2021 Millions of yen
As Previously Reported			As Restated
Line item	Amount	Adjustment	Line item	Amount
Decrease (increase) in investments in affiliated companies, net	(9,182)	9,182	[Line item removed]	—
[Line item not previously reported]	—	(12,098)	Payments for purchases of investments in affiliated companies	(12,098)
[Line item not previously reported]	—	1,221	Proceeds from sales of investments in affiliated companies	1,221
Other, net	(9,958)	10,693	Other, net	735

Net cash provided by (used in) investing activities	(139,026)	396,958	Net cash provided by (used in) investing activities	257,932

Increase in long-term borrowings	2,067,725	(4,462)	Proceeds from issuances of long-term borrowings	2,063,263
Decrease in long-term borrowings	(2,068,695)	(26,374)	Payments for repurchases or maturity of long-term borrowings	(2,095,069)
Increase (decrease) in short-term borrowings, net	(325,237)	325,237	[Line item removed]	—
[Line item not previously reported]	—	2,929,762	Proceeds from issuances of short-term borrowings	2,929,762
[Line item not previously reported]	—	(2,865,700)	Payments for repurchases or maturity of short-term borrowings	(2,865,700)
[Line item not previously reported]	—	(311,471)	Net cash inflows (outflows) from interbank money market borrowings	(311,471)
[Line item not previously reported]	—	(335,372)	Net cash inflows (outflows) from other secured borrowings	(335,372)
Increase in deposits received at banks, net	126,177	(89,954)	Net cash inflows from deposits received at banks	36,223
[Line item not previously reported]	—	(3,856)	Payments for withholding taxes on stock-based compensation	(3,856)
Contributions from noncontrolling interests	6,257	18,537	Contributions from noncontrolling interests	24,794
Distributions to noncontrolling interests	—	(35,145)	Distributions to noncontrolling interests	(35,145)

Net cash provided by (used in) financing activities	(269,927)	(398,798)	Net cash provided by (used in) financing activities	(668,725)

Description of business—
Nomura Holdings, Inc. (“Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these consolidated financial statements.
Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. On April 1, 2021, the Asset Management Division and the Merchant Banking Division were combined and the Investment Management Division was established. Nomura reports operating results through three business segments: Retail, Investment Management, and Wholesale.
In its Retail segment, Nomura provides investment consultation services mainly to individual clients in Japan. In its Investment Management segment, Nomura mainly provides various investment management services and investment solutions such as establishing and managing investment trusts, discretionary investment services for domestic and overseas investors, investment and management for investment corporation and for funds for institutional investors, and management of Tokumei kumiai (silent partnerships). In its Wholesale segment, Nomura engages in the sales and trading of debt and equity securities, foreign exchange contracts and derivatives globally, and provides investment banking services such as the underwriting and distribution of debt and equity securities as well as mergers and acquisitions and financial advisory.
Basis of presentation—
The accounting and financial reporting policies of Nomura conform to accounting principles generally accepted in the United States (“U.S. GAAP”) as applicable to broker-dealers.
These consolidated financial statements include the financial statements of the Company and other entities in which it has a controlling financial interest. Nomura initially determines whether it has a controlling financial interest in an entity by evaluating whether the entity is a variable interest entity (“VIE”) under Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810 “
Consolidation
”. VIEs are entities in which equity investors do not have the characteristics of a controlling financial interest or which do not have sufficient equity at risk for the entities to finance their activities without additional subordinated financial support. Nomura consolidates VIEs where Nomura is the primary beneficiary, which is where (1) Nomura has power to direct the activities of the VIE that is most significantly impact the VIE’s economic performance; and (2) through Nomura’s interest in the VIE, the right to receive benefits or the obligation to absorb losses that could potentially be significant to the VIE, provided that Nomura is not acting as a fiduciary for other interest holders.
For entities other than VIEs, Nomura is generally determined to have a controlling financial interest in an entity when it owns a majority of the voting interests.
Equity investments in entities in which Nomura has significant influence over operating and financial decisions (generally defined as a holding of 20 to 50 percent of the voting stock of a corporate entity, or at least 3 percent of a limited partnership) are accounted for under the equity method of accounting (“equity method investments”) and reported within
Other assets
—
Investments in and advances to affiliated companies
or at fair value by electing the fair value option permitted by ASC 825“
Financial Instruments
”(“ASC 825”) and reported within
Trading assets, Private equity and debt investments or Other assets
—
Other
in consolidated balance sheets, depending on the nature and purpose of the investments.

Equity investments in which Nomura has neither control nor significant influence are carried at fair value, with changes in fair value recognized through the consolidated statements of income and reported within
Trading assets, Private equity and debt investments or Other assets
—
Other
in consolidated balance sheets depending on the nature or purpose of the investments.
Certain consolidated entities are investment companies under ASC 946 “
Financial Services
—
Investment Companies
” (“ASC 946”). Nomura carries all of their investments at fair value, with changes in fair value recognized through the consolidated statements of income.
The Company’s principal subsidiaries include Nomura Securities Co., Ltd. (“NSC”), Nomura Securities International, Inc. (“NSI”), Nomura International plc (“NIP”) and Nomura Financial Products & Services, Inc. (“NFPS”).
All material intercompany transactions and balances have been eliminated on consolidation.
Use of estimates—
Nomura uses accounting estimates to prepare these consolidated financial statements and they require difficult, subjective and complex judgments by management. Such estimates determined by management to be material include estimates regarding the fair value of financial instruments and litigation provisions. Estimates, by their nature, are based on underlying assumptions which require management judgment and depend on the extent of available information. Actual results in future periods may differ from current estimates, which could have a material impact on these consolidated financial statements.
Various references are made throughout the notes to these consolidated financial statements where critical accounting estimates based on management judgment have been made, the nature of the estimates, the underlying assumptions made by management used to derive those estimates and how these estimates affect the amounts reported in these consolidated financial statements.
Fair value of financial instruments—
A significant amount of Nomura’s financial assets and financial liabilities are carried at fair value, with changes in fair value recognized through the consolidated statements of income and/ or the consolidated statements of comprehensive income. Use of a fair value measurement is either specifically required under U.S. GAAP or Nomura makes an election to use a fair value measurement for certain eligible items under the fair value option.
Other financial assets and financial liabilities are carried at fair value on a nonrecurring basis, where the primary measurement basis is not fair value. Fair value is only used in specific circumstances after initial recognition, such as to measure impairment.
In both cases, fair value is generally determined in accordance with ASC 820 “
Fair Value Measurements and Disclosures
” (“ASC 820”) which defines fair value as the amount that would be exchanged to sell a financial asset or transfer a financial liability in an orderly transaction between market participants at the measurement date. It assumes that the transaction occurs in Nomura’s principal market, or in the absence of a principal market, the most advantageous market for the relevant financial asset or financial liability. See Note 2 “
Fair value measurements
” for further information regarding how Nomura estimates fair value for specific types of financial instruments used in the ordinary course of business.

The fair values of financial assets and financial liabilities of consolidated VIEs which meet the definition of collateralized financing entities are both measured using the more observable fair value of the financial assets and financial liabilities.
Allowance for current expected credit losses—
Management recognizes allowance for current expected credit losses on financial assets not carried at fair value and certain off-balance
sheet financial instruments including unfunded loan commitments not carried at fair value in accordance with ASC 326,
“Financial Instruments – Credit Losses”
(“ASC 326”).
Current expected credit losses are calculated over the expected life of the financial instruments in scope of the requirements on an individual or a portfolio basis, considering all relevant, reasonable and supportable information available about the collectability of cash flows, including information about past events, current conditions and future forecasts. Accrued interest receivables are excluded from the amortized cost basis of financing receivables when calculating current expected credit losses.
The methodology used by Nomura to determine allowances for current expected credit losses in accordance with the current expected credit losses impairment model (“CECL impairment model”) primarily depends on the nature of the financial instrument and whether certain practical expedients permitted by ASC 326 are applied by Nomura.

Allowances for current expected credit losses against recognized financial instruments are reported in the consolidated balance sheets within
Allowance for credit losses
while allowances for current expected credit losses against
off-balance
sheet financial instruments are reported in the consolidated balance sheets within
Other liabilities
. All movements in the allowances are reported in the consolidated statements of income within
Other expenses.
See Note 7
“Financing receivables”
for further information including how allowances for current expected credit losses are calculated.
Transfers of financial assets—
Nomura accounts for the transfer of a financial asset as a sale when Nomura relinquishes control over the asset by meeting the following conditions: (a) the asset has been isolated from the transferor (even in bankruptcy or other receivership), (b) the transferee has the right to pledge or exchange the asset received, or if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing activities, if, the holders of its beneficial interests have the right to pledge or exchange the beneficial interests held and (c) the transferor has not maintained effective control over the transferred asset.
In connection with its securitization activities, Nomura utilizes special purpose entities (“SPEs”) to securitize commercial and residential mortgage loans, government and corporate securities or other types of financial assets. Nomura’s involvement with SPEs includes structuring and underwriting, distributing and selling debt instruments and beneficial interests issued by SPEs to investors. Nomura derecognizes financial assets transferred in securitizations provided that Nomura has relinquished control over such assets and does not consolidate the SPE. Nomura may obtain or retain an interest in the financial assets, including residual interests in the SPEs dependent upon prevailing market conditions. Any such interests are carried at fair value and reported within
Trading assets
in the consolidated balance sheets with the change in fair value reported within
Revenue
—Net gain on trading
in the consolidated statements of income.

Foreign currency translation—
The financial statements of the Company’s subsidiaries and operations are measured using their functional currency which is the currency of the primary economic environment in which the entity operates. All assets and liabilities of subsidiaries and operations which have a functional currency other than Japanese Yen are translated into Japanese Yen at exchange rates at the balance sheet date, and all revenue and expenses are translated at the average exchange rates for the respective years and the resulting translation adjustments are reported within
Accumulated other comprehensive income
(loss)
in NHI shareholders’ equity.
Foreign currency assets and liabilities are translated at exchange rates at the balance sheet date and the resulting translation gains or losses are credited or charged to the consolidated statements of in
come.
Revenue from services provided to customers—
Nomura earns revenue through fees and commissions from providing financial services to customers across all three business divisions. These services primarily include trade execution and clearing services, distribution of fund unit services, financial advisory services, underwriting and distribution services and asset management services.
Revenue is recognized when or as the client obtains control of the service provided by Nomura which depends on when each of the key distinct substantive promises made by Nomura within the contract with the client (“performance obligations”) are satisfied. Such performance obligations are generally satisfied at a particularly point in time or, if certain criteria are met, over a period of time.
Revenue from providing distribution of fund units and clearing services is reported in the consolidated statements of income within
Revenue
—
Commissions,
revenue from asset management services is reported in
Revenue
—
Asset management and portfolio service fees
and revenue from financial advisory services, underwriting and distribution services is reported in
Revenue
—
Fees from investment banking
.
Costs to obtain or fulfill the underlying contract to provide services to a client are deferred as assets if certain criteria are met. These deferred costs, which are reported in the consolidated balance sheets within
Other assets
are released to the consolidated statements of income when the related revenue from providing the service is also recognized or earlier if there is evidence that the costs are not recoverable and therefore impaired
.
Trading assets and trading liabilities—
Trading assets
primarily comprise debt securities, equity securities and derivative assets which are recognized on the consolidated balance sheets on a trade date basis and loans which are recognized on the consolidated balance sheets on a settlement date basis.
Financial assets are classified as being held for trading when any of the following criteria are met:

•	The financial assets are originated or acquired with the intention to generate profit through sale in the short-term;

•	The financial assets are part of a portfolio of identified financial instruments that are managed together for the purposes of short-term profit or arbitrage profit-taking; or

•	The financial assets are derivative assets.

Trading liabilities
primarily comprise short sales of securities and derivative liabilities, which are recognized on the consolidated balance sheets on a trade date basis. Trading assets and liabilities are carried at fair value and changes in fair value are generally reported within
Revenue
—
Net gain on trading
in the consolidated statements of income.
Certain nonderivative trading liabilities are held to economically hedge the price risk of specific investments in equity securities held for operating purposes. Changes in fair value of these trading liabilities are reported within
Revenue—Gain (loss) on investments in equity securities
in
the
consolidated statements of income.
Collateralized agreements and collateralized financing—
Collateralized agreements
consist of reverse repurchase agreements disclosed as
Securities purchased under agreements to resell
and securities borrowing transactions disclosed as
Securities borrowed
.
Collateralized financing
consists

of repurchase agreements disclosed as
Securities sold under agreements to repurchase
, securities lending transactions disclosed as
Securities loaned
and certain other secured borrowings.
Reverse repurchase and repurchase agreements principally involve the buying or selling of securities under agreements with clients to resell or repurchase these securities to or from those clients, respectively. These transactions are generally accounted for as collateralized agreements or collateralized financing transactions and are recognized in the consolidated balance sheets at the amount for which the securities were originally acquired or sold. Certain reverse repurchase and repurchase agreements are carried at fair value through election of the fair value option.

Nomura also enters into Gensaki Repo transactions which are the standard type of repurchase agreement used in Japanese financial markets. Gensaki Repo transactions contain margin requirements, rights of security substitution, and certain restrictions on the client’s right to sell or repledge the transferred securities. Gensaki Repo transactions are accounted for as collateralized agreements or collateralized financing transactions and are recognized on the consolidated balance sheets at the amount that the securities were originally acquired or sold.
Securities borrowing and lending transactions are generally accounted for as collateralized agreements and collateralized financing transactions, respectively. These transactions are generally cash collateralized and are recognized on the consolidated balance sheets at the amount of cash collateral advanced or received. Allowances for current expected credit losses recognized against securities borrowing transactions are not significant due to an ongoing monitoring of collateral and the short expected life of these transactions. Where Nomura acts as lenders in securities borrowing and lending transactions and receives securities that can be sold or pledged as collateral, Nomura recognizes the securities received at fair value within
Other assets
—
Other
and the obligation to return those securities as a liability within
Other liabilities.
See Note 7
“Financing receivables”
for further information including how allowances for current expected credit losses under ASC 326 are determined.
Offsetting of collateralized agreements and collateralized financings
Reverse repurchase agreements and repurchase agreements (including Gensaki Repo transactions) accounted for as collateralized agreements and collateralized financing transactions, respectively, entered into with the same counterparty and documented under a master netting agreement are offset in the consolidated balance sheets where the specific criteria defined by ASC
210-20
“
Balance Sheet
—Offsetting
” (“ASC
210-20”)
are met. These criteria include requirements around the maturity of the transactions, the underlying systems on which the collateral is settled, associated banking arrangements and the legal enforceability of close-out
and

offsetting rights under the master netting agreement. Similarly, securities borrowing and lending transactions accounted for as collateralized agreements and collateralized financing transactions, respectively, entered into with the same counterparty and documented under a master netting agreement are also offset in the consolidated balance sheets where the specific criteria defined by ASC
210-20
are met.
Other secured borrowings
consist primarily of secured borrowings from financial institutions and central banks in the inter-bank money market, and are carried at contractual amounts due.
Trading balances of secured borrowings
consist of liabilities related to transfers of financial assets that are accounted for as secured financing transactions rather than sales under ASC 860 “
Transfers and Servicing
” (“ASC 860”) and are reported in the consolidated balance sheets within
Long-term borrowings
. The fair value option is generally elected for these transactions, which are carried at fair value on a recurring basis. See Note 6
“Securitizations and Variable Interest Entities”
and Note 10
“Borrowings”
for further information regarding these transactions.
All Nomura-owned assets pledged to counterparties where the counterparty has the right to sell or repledge the securities, including collateral transferred under Gensaki Repo transactions, are reported parenthetically within
Trading assets as Assets pledged
in the consolidated balance sheets.
See Note 5
“Collateralized transactions”
for further information.
Derivatives—
Nomura uses a variety of derivatives, including futures, forwards, swaps and options, for both trading and non-trading
purposes. Freestanding financial instruments which meet the accounting definition of derivatives are carried at fair value in the consolidated balance sheets and reported within
Trading assets or Trading liabilities
depending on whether fair value at the balance sheet date is positive or negative, respectively. Certain derivatives embedded in hybrid financial instruments such as structured notes and certificates of deposit are bifurcated from the host contract and are also carried at fair value in the consolidated balance sheets and reported within
Short-term borrowings or Long-term borrowings
depending on the maturity of the underlying host contract. Changes in fair value are recognized either through the consolidated statements of income or the consolidated statements of comprehensive income depending on the purpose for which the derivatives are used.
Derivatives used for trading purposes
Derivatives used for trading purposes, including bifurcated embedded derivatives, are carried at fair value with changes in fair value reported in the consolidated statements of income within
Revenue
—
Net gain on trading
.
Derivatives held for
non-trading
purposes
In addition to its trading activities, Nomura uses derivatives for other than trading purposes such as to manage risk exposures arising from recognized assets and liabilities, forecasted transactions and firm commitments. Derivatives held for non-trading
purposes comprise derivatives formally designated as fair value or net investment hedges under ASC 815 “
Derivatives and Hedging
” (“ASC 815”) or economic expense hedges as follows:
Fair value hedges
Nomura designates certain derivative as fair value hedges of interest rate risk and foreign exchange risk arising from specific financial liabilities and foreign currency denominated non-trading
debt securities,

respectively. These derivatives are effective in reducing the risk associated with the exposure being hedged and they are highly correlated with changes in the fair value of the underlying hedged items, both at inception and throughout the life of the hedging relationship. Changes in fair value of the hedging derivatives are reported together with those of the hedged financial assets and liabilities through the consolidated statements of income within
Interest expense
and
Revenue
—
Other
, respectively.
Net investment hedges
Nomura designates certain derivatives as hedges of the net investment in foreign operations related to specific subsidiaries with non-Japanese
Yen functional currencies. When determining the effectiveness of net investment hedges, the effective portion of the change in fair value of the hedging derivative is determined by changes in spot exchange rates. Changes in fair value of the hedging derivatives attributable to changes in the difference between the forward rate and spot rate is excluded from the measurement of hedge effectiveness and are reported in the consolidated statements of income within
Revenue
—
Other
. All other movements in fair value of highly effective net investment hedging derivatives are reported through NHI shareholders’ equity within
Accumulated other comprehensive income (loss)
.
Economic expense hedges
Nomura designates certain derivatives as economic expense hedges to manage equity price risk or foreign currency risk of certain expenses arising from forecasted transactions or firm commitments. Changes in fair value of these derivatives are reported in the same line item in the consolidated statements of income where expenses arising from the hedged transactions are reported.
Offsetting of derivatives
Derivative assets and liabilities with the same counterparty documented under a legally enforceable master netting agreement and the related cash collateral receivables and payables are presented on a net basis in the consolidated balance sheets where the specific criteria defined by ASC
210-20
and ASC 815 are met.
Settlement-to-market
derivatives
Exchange traded and centrally cleared OTC derivatives typically involve daily variation margin payments and receipts which reflect changes in the fair value of the related derivatives. Such variation margin amounts are accounted for as either a partial settlement of the derivative or as a separate cash collateral receivable or payable depending on the legal form of the arrangement with the relevant central clearing counterparty.
See Note 3 “
Derivatives and hedging activities
” for further information.
Loans receivable—
Loans receivable are loans which management intends to hold for the foreseeable future. Loans receivable are either carried at fair value or at amortized cost. Interest earned on loans receivable is reported in the consolidated statements of income within
Revenue
—
Interest and dividends
.
Loans receivable carried at fair value
Certain loans which are risk managed on a fair value basis are carried at fair value through election of the fair value option. Nomura makes this election to mitigate volatility in the consolidated statements of income caused by the difference in measurement basis that would otherwise exist between the loans and the derivatives used to risk manage those loans. Changes in the fair value of loans receivable carried at fair value are reported in the consolidated statements of income within
Revenue
—
Net gain on trading
.

Loans receivable carried at amortized cost
Loans receivable which are not carried at fair value are carried at amortized cost. Amortized cost represents cost adjusted for deferred fees and direct costs, unamortized premiums or discounts on purchased loans and after deducting applicable allowances for current expected credit losses under ASC 326 which Nomura initially adopted from April 1, 2020.
Loan origination fees, net of direct origination costs, are amortized to
Revenue
—
Interest and dividends
as an adjustment to yield over the life of the loan.
Modifications of loans receivable where the borrower is in financial difficulty and Nomura has granted a financial concession are typically accounted for as troubled debt restructurings (“TDRs”).
See Note 7 “
Financing receivables
” for further information including how allowances for current expected credit losses under ASC 326 are determined.
Other receivables—
Receivables from customers
include amounts receivable on client securities transactions, amounts receivable from clients for failed to deliver securities and receivables for commissions receivable.
Receivables from other than customers
include amounts receivable from brokers and dealers for failed to deliver securities, margin deposits, cash collateral receivables for derivative transactions, and net receivables arising from unsettled securities transactions.
These amounts are carried at contractual amounts due less any applicable allowance for current expected credit losses recognized under ASC 326.
See Note 7 “
Financing receivables”
for further information including how allowances for current expected credit losses under ASC 326 are determined.
Loan commitments—
Unfunded loan commitments written by Nomura are accounted for as either off-balance
sheet instruments, or are carried at fair value on a recurring basis either as trading instruments or through election of the fair value option.
These loan commitments are generally accounted for in a manner consistent with the accounting for the loan receivable upon funding. Where the loan receivable will be classified as a trading asset or will be elected for the fair value option, the loan commitment is also generally carried at fair value, with changes in fair value reported in the consolidated statements of income within
Revenue
—
Net gain on trading
. Loan commitment fees integral to the loan commitment are recognized as part of the fair value of the commitment.
For loan commitments where the loan will be held for the foreseeable future and will not be elected for the fair value option, Nomura recognizes allowances for current expected credit losses in accordance with ASC 326. Loan commitment fees are generally deferred and recognized over the term of the loan when funded as an adjustment to yield. If drawdown of the loan commitment is considered remote, loan commitment fees are recognized over the commitment period as service revenue.
See Note 7
“Financing receivables”
for further information including how allowances for current expected credit losses under ASC 326 are determined.

Payables and deposits—
Payables to customers
include amounts payable on client securities transactions and are generally measured at contractual amounts due.
Payables to other than customers
include payables to brokers and dealers for
failed-to-receive
securities, cash collateral payable for derivative transactions, certain collateralized agreements and financing transactions and net payables arising from unsettled securities transactions. Amounts are measured at contractual amounts due.
Deposits received at banks
represent amounts held on deposit within Nomura’s banking subsidiaries and are measured at contractual amounts due.
Office buildings, land, equipment and facilities—
Office buildings, land, equipment and facilities, owned and held for use by Nomura are stated at cost, net of accumulated depreciation and amortization, except for land, which is stated at cost. Significant renewals and additions are capitalized at cost. Maintenance, repairs and minor renewals are expensed as incurred in the consolidated statements of income.
Leases and subleases entered into by Nomura as either lessor or lessee are classified as either operating or finance leases on inception date in accordance with ASC 842
“Leases”.
On lease commencement date, Nomura as lessee recognizes
right-of-use
(“ROU”) assets and lease liabilities which are reported within
Other assets—Office buildings, land, equipment and facilities
and
Other liabilities
, respectively in the consolidated balance sheets.
Lease liabilities are initially measured at present value of the future minimum lease payments over the expected lease term. The future minimum lease payments are discounted using a relevant Nomura incremental borrowing rate as derived from information available at lease commencement date. The expected lease term is generally determined based on the contractual maturity of the lease, and adjusted for periods covered by options to extend or terminate the lease when Nomura is reasonably certain to exercise those options. ROU assets are initially measured at the amount of lease liabilities, and adjusted for any prepaid lease payments, initial direct costs incurred and any lease incentives received.
After lease commencement date, for operating leases Nomura as lessee recognizes lease expense over the lease term generally on a straight-line basis within
Occupancy and related depreciation
or
Information processing and communications
in the consolidated statements of income. While for finance leases, Nomura recognizes amortization charges of ROU assets over the lease term and interest expense on finance lease liabilities.
Depreciation and amortization charges of owned assets are generally computed using the straight-line method and recognized over the estimated useful lives of each asset. The estimated useful life of an asset takes into consideration technological change, normal deterioration and actual physical usage by Nomura. Leasehold improvements are depreciated over the shorter of their useful life or the term of corresponding lease.
T
he estimated useful lives for significant asset classes are as follows:

Office buildings	3 to 50 years
Equipment and facilities	3 to 20 years
Software	3 to 10 years

Long-lived assets, including ROU assets and software assets but excluding goodwill and indefinite-
lived
intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the estimated future undiscounted cash flows generated by the asset is less than the carrying amount of the asset, a loss is recognized to the extent that the carrying value exceeds its fair value.
See Note 8 “
Leases
” for further information.
Investments in equity securities—
Nomura holds minority stakes in the equity securities of unaffiliated Japanese financial institutions and corporations in order to promote existing and potential business relationships. These companies often have similar investments in Nomura. Such cross-holdings are a customary business practice in Japan and provide a way for companies to manage shareholder relationships.
These investments, which Nomura refers to as being held for operating purposes, are carried at fair value and reported within
Other assets
—
Investments in equity securities
in the consolidated balance sheets, with changes in fair value reported within
Revenue
—
Gain (loss) on investments in equity securities
in the consolidated statements of income.
Other
non-trading
debt and equity securities—
Certain subsidiaries within Nomura hold debt securities and minority stakes in equity securities for non-trading
purposes.
Non-trading
securities held by these subsidiaries are carried at fair value and reported within
Other assets
—
Non-trading
debt securities
and
Other assets
—
Other
in the consolidated balance sheets with changes in fair value reported within
Revenue
—
Other
in the consolidated statements of income. Realized gains and losses on non-trading
securities are reported within
Revenue
—
Other
in the consolidated statements of income.
Short-term and long-term borrowings—
Short-term borrowings are defined as borrowings which are due on demand, which have a contractual maturity of one year or less at issuance date, or which have a longer contractual maturity but which contain substantive features outside of Nomura’s control that allows the investor to demand redemption within one year from original issuance date, provided exercise of such features are not considered to be remote. Short-term and long-term borrowings primarily consist of commercial paper, bank borrowings, and certain structured notes issued by Nomura and SPEs consolidated by Nomura, and financial liabilities recognized in transfers of financial assets which are accounted for as financings rather than sales under ASC 860 (“secured financing transactions”). Of these financial liabilities, certain structured notes and secured financing transactions are accounted for at fair value on a recurring basis through election of the fair value option. Other short and long-term borrowings are carried at amortized cost.
Structured notes are debt securities which contain embedded features (often meeting the accounting definition of a derivative) that alter the return to the investor from simply receiving a fixed or floating rate of interest to a return that depends upon some other variable(s) such as an equity or equity index, commodity price, foreign exchange rate, credit rating of a third party or more complex interest rate calculation. Structured borrowings are borrowings that have similar characteristics as structured notes.
All structured notes and certain structured borrowings issued by Nomura are carried at fair value on a recurring basis through election of the fair value option. This blanket election for structured notes and certain structured borrowings are made primarily to mitigate the volatility in the consolidated statements of income caused by differences in the measurement basis for structured notes and the derivatives used to risk manage those positions and to generally simplify the accounting Nomura applies to these financial instruments.
Changes in the fair value of structured notes elected for the fair value option are reported within
Revenue
—
Net gain on trading
in the consolidated statements of income, except for those attributable to Nomura’s own creditworthiness which are reported within
Other comprehensive income
in the consolidated balance sheets.
See Note 10 “
Borrowings
” for further information.
Income taxes—
Deferred tax assets and liabilities are recognized to reflect the expected future tax consequences of operating loss carryforwards, tax credit carryforwards and temporary differences between the carrying amounts for financial reporting purposes and the tax bases of assets and liabilities based upon enacted tax laws and tax rates. Nomura recognizes deferred tax assets to the extent it believes that it is more likely than not that a benefit will be realized. A valuation allowance is established against deferred tax assets for tax benefits available to Nomura that are not deemed more likely than not to be realized.
Deferred tax assets and deferred tax liabilities that relate to the same tax-paying
component within a particular tax jurisdiction are offset in the consolidated balance sheets. Net deferred tax assets and net deferred tax liabilities are reported within
Other assets
—
Other
and
Other liabilities
in the consolidated balance sheets.
Nomura recognizes and measures unrecognized tax benefits based on Nomura’s estimate of the likelihood, based on technical merits, that tax positions will be sustained upon examination based on the facts and circumstances and information available at the end of each reporting period. Nomura adjusts the level of unrecognized tax benefits when there is more information available, or when an event occurs requiring a change. The reassessment of unrecognized tax benefits could have a material impact on Nomura’s effective tax rate in the period in which it occurs.
Nomura reports income
tax-related
interest and penalties within
Income tax expense
in the consolidated statements of income.
See Note 1
4
“
Income taxes
” for further information.
Stock-based and other compensation awards—
Stock-based awards issued by Nomura to senior management and other employees are classified as either equity or liability awards depending on the terms of the award.
Stock-based awards such as Stock Acquisition Rights (“SARs”) and Restricted Stock Units (“RSUs”) which are expected to be settled by the delivery of the Company’s common stock are classified as equity awards. For these awards, total compensation cost is generally fixed at the grant date and measured using the grant-date fair value of the award, net of any amount the employee is obligated to pay and estimated forfeitures.
Stock-based awards such as Notional Stock Units (“NSUs”) and Collared Notional
Stock
Units (“CSUs”) which are expected to be settled in cash are classified as liability awards. Liability awards are remeasured to fair value at each balance sheet date, net of estimated forfeitures with the final measurement of cumulative compensation cost equal to the settlement amount.

For both equity and liability awards, fair value is determined either by using option pricing models, the market price of the Company’s common stock or the price of the third party index, as appropriate. Compensation cost is recognized in the consolidated statements of income over the requisite service period, which generally is equal to the contractual vesting period. Where an award has graded vesting, compensation expense is recognized using the accelerated recognition method.
Certain deferred compensation awards include “Full Career Retirement” (“FCR”) provisions which permit recipients of the awards to continue to vest in the awards upon voluntary termination or by claiming FCR during a pre-defined
election window if certain criteria based on corporate title and length of service within Nomura are met. The requisite service period for these awards ends on the earlier of the contractual vesting date and the date that the recipients become eligible for or claim FCR.
See Note 1
3
“
Deferred compensation awards
” for further information.
Earnings per share—
The computation of basic earnings per share is based on the weighted average number of shares outstanding during the year. Diluted earnings per share reflects the assumed conversion of all dilutive securities based on the most advantageous conversion rate or exercise price available to the investors, and assuming conversion of convertible debt under the if-converted
method.
See Note 1
1
“
Earnings per share
” for further information.
Cash and cash equivalents—
Nomura defines cash and cash equivalents as cash on hand and demand deposits with banks.
Goodwill and intangible assets—
Goodwill is recognized upon completion of a business combination as the difference between the purchase price and the fair value of the net assets acquired. Subsequent to initial recognition, goodwill is not amortized but is tested for impairment at a reporting unit level during the fourth quarter of each fiscal year, or more frequently during earlier interim periods if events or circumstances indicate there may be impairment. Nomura’s reporting units are at the same level as or one level below its business segments.
Nomura tests goodwill of each separate reporting unit by initially qualitatively assessing whether events and circumstances indicate that it is more likely than not (i.e., greater than 50% likelihood) that a reporting unit’s fair value is less than its carrying amount. If such assessment indicates fair value is not less than the carrying value, the reporting unit is deemed not to be impaired and no further analysis is required. If it is more likely than not that fair value of the reporting unit is below its carrying value, a quantitative test is then performed. A goodwill impairment loss is recognized through the consolidated statements of income as the excess of the carrying amount of a reporting unit, including goodwill, over its fair value but limited to the total amount of goodwill allocated to the reporting unit. Intangible assets not subject to amortization (“indefinite-lived intangible assets”) are tested for impairment on an individual asset basis during the fourth quarter of each fiscal year, or more frequently during earlier interim periods if events or circumstances indicate there may be impairment. Similar to goodwill, Nomura tests an indefinite-lived intangible asset by initially qualitatively assessing whether events or circumstances indicate that it is more likely than not that the fair value of the intangible asset is less than its carrying amount. If such assessment indicates fair value is not less than the carrying value, the intangible asset is deemed not to be impaired and no further analysis is required. If it is more likely than not that the fair value of the intangible asset is below its carrying value, the current estimated fair value of the intangible asset is compared with its carrying value. An impairment loss is recognized if the carrying value of the intangible asset exceeds its estimated fair value.
Intangible assets with finite lives (“finite-lived intangible assets”) are amortized over their estimated useful lives and tested for impairment either individually or with other assets (“asset group”) when events and circumstances indicate that the carrying value of the intangible asset (or asset group) may not be recoverable.

A finite-lived intangible asset is impaired when its carrying amount or the carrying amount of the asset group exceeds its fair value. An impairment loss is recognized only if the carrying amount of the intangible asset (or asset group) is not recoverable and exceeds its fair value.
For both goodwill and intangible assets, to the extent an impairment loss is recognized, the loss establishes a new cost basis for the asset which cannot be subsequently reversed.
See Note
9
“
Other assets
—
Office buildings, land, equipment and facilities and Other / Other liabilities”
for further information.
Equity method investments—
Nomura’s equity method investments are tested in their entirety for other-than-temporary impairment when there is an indication of impairment. The underlying assets associated with the equity method investments, including goodwill, are not tested separately for impairment. If we conclude that an other-than-temporary impairment exists, the investment is written down to its fair value, which establishes a new cost basis to be used prospectively for application of the equity method investments.
Employee benefit plans—
Nomura provides certain eligible employees with various benefit plans, including pensions and other post-retirement benefits. These benefit plans are classified as either defined benefit plans or defined contribution plans.
Plan assets and benefit obligations, as well as the net periodic benefit cost of a defined benefit pension or post-retirement benefit plan, are recognized based on various actuarial assumptions such as discount rates, expected return on plan assets and future compensation levels at the balance sheet date. Actuarial gains and losses in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets and unrecognized prior service costs or credits are amortized to net periodic benefit cost on a straight-line basis over the average remaining service life of active employees expected to receive benefits. The overfunded or underfunded status of a plan is reported within
Other assets
—
Other
or
Other liabilities
in the consolidated balance sheets, and changes in funded status are reflected in net periodic benefit cost and
Other comprehensive income (loss)
on a
net-of-tax
basis in the consolidated statements of comprehensive income.
The net periodic pension and other benefit cost of defined contribution plans is recognized within
Compensation and benefits
in the consolidated statements of income when the employee renders service to Nomura, which generally coincides with when contributions to the plan are made.
See Note 12 “
Employee benefit plans
” for further information.

New accounting pronouncements adopted during the current year—
No new accounting pronouncements relevant to Nomura were adopted during the year ended March 31, 2023
.

Future accounting developments—
The following table presents a summary of new authoritative accounting pronouncements relevant to Nomura which will be adopted on or after April 1, 2023, the expected date of adoption by Nomura and whether the new accounting pronouncement may have a material impact on these consolidated financial statements:

Pronouncement	Summary of new guidance	Expected adoption date and method of adoption	Effect on these consolidated statements
ASU 2022-02 “Financial instruments – Credit losses (Topic 326): Troubled debt restructurings and vintage disclosures”
•  Eliminates specific recognition and measurement guidance for troubled debt restructurings (“TDRs”). Single guidance to be applied to all modifications when determining whether a modification results in a new receivable or a continuation of an existing receivable;

•  Requires to use a discounted cash flow (“DCF”) or reconcilable method for measurement of current expected credit losses for modified receivables is removed; where a DCF method is used for the measurement, an effective interest rate (EIR) derived from the modified contractual terms should be applied;

•  Enhances disclosures by creditors for modifications of receivables from debtors experiencing financial difficulty in the form of principal forgiveness, an interest rate reduction, other-than-insignificant payment delay or term extension;

•  Augments the current requirements for public business entity creditors to disclose current-period gross write-offs by year of origination (i.e., the vintage year) for financing receivables and net investments in leases.
		Nomura will adopt the amendments from April 1, 2023.	No material financial impact expected unless a significant number of TDRs occur in the future. Certain disclosures about modification of receivables and write-offs will be updated or removed.

ASU 2022-03 “Fair value measurement (Topic 820)”
•  Clarifies that a contractual sale restriction is an entity-specific characteristic and therefore should not be considered in the fair value measurement of an equity security.

•  Enhances disclosures for fair value of investments in equity securities subject to contractual sale restrictions, nature and remaining duration of the restrictions and circumstances that could cause a lapse in the restrictions.
		Nomura currently plans to adopt the amendments from April 1, 2024.	No material financial impact expected.